Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Total revenue	$ 12,805	$ 10,700
Cost of revenue:
Total cost of revenue	3,365	2,909
Gross profit	9,440	7,791
Operating expenses:
Research and development	9,473	8,470
Sales and marketing	7,232	6,575
General and administrative	5,503	4,033
Total operating expense	22,208	19,078
Loss from operations	(12,768)	(11,287)
Other (expense) income:
Interest expense	(232)	(721)
Change in fair value of warrant liabilities	1,731	(120)
Other income (expense), net	(1,829)	(39)
Loss before income tax expense	(13,098)	(12,167)
Income tax expense	56	(15)
Net loss	$ (13,042)	$ (12,182)	$ (48,651)	$ (25,442)
Net loss per share attributable to common shares - basic	$ (0.55)	$ (1.01)
Net loss per share attributable to common shares - diluted	$ (0.55)	$ (1.01)
Weighted-average shares outstanding - basic	23,912,928	12,072,473
Weighted-average shares outstanding - diluted	23,912,928	12,072,473		12,072,473
Comprehensive Loss:
Net loss	$ (13,042)	$ (12,182)	(48,651)	$ (25,442)
Foreign currency translation adjustment, net of taxes	1,887	604
Unrealized gain (loss) from available-for-sale securities, net of taxes	(2,177)
Total comprehensive loss	(13,332)	(11,578)
MARIADB CORPORATION AB [Member]
Total revenue			43,685	36,028
Cost of revenue:
Total cost of revenue			13,561	9,626
Gross profit			30,124	26,402
Operating expenses:
Research and development			35,416	24,828
Sales and marketing			27,938	19,065
General and administrative			15,161	8,485
Total operating expense			78,515	52,378
Loss from operations			(48,391)	(25,976)
Other (expense) income:
Interest expense			(1,608)	(2,773)
Change in fair value of warrant liabilities			(5,712)	3,626
Other income (expense), net			7,141	(235)
Loss before income tax expense			(48,570)	(25,358)
Income tax expense			(81)	(84)
Net loss			$ (48,651)	$ (25,442)
Net loss per share attributable to common shares - basic			$ (0.83)	$ (0.51)
Net loss per share attributable to common shares - diluted			$ (0.83)	$ (0.51)
Weighted-average shares outstanding - basic			58,801,357	50,361,879
Weighted-average shares outstanding - diluted			58,801,357	50,361,879
Comprehensive Loss:
Net loss			$ (48,651)	$ (25,442)
Foreign currency translation adjustment, net of taxes			(4,005)	654
Unrealized gain (loss) from available-for-sale securities, net of taxes			2,177
Total comprehensive loss			(50,479)	(24,788)
Subscription
Total revenue	11,277	9,509
Cost of revenue:
Total cost of revenue	1,590	1,573
Subscription | MARIADB CORPORATION AB [Member]
Total revenue			38,451	31,806
Cost of revenue:
Total cost of revenue			6,595	5,292
Services
Total revenue	1,528	1,191
Cost of revenue:
Total cost of revenue	$ 1,775	$ 1,336
Services | MARIADB CORPORATION AB [Member]
Total revenue			5,234	4,222
Cost of revenue:
Total cost of revenue			$ 6,966	$ 4,334